Cover	Jun. 18, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 18, 2026
Entity File Number	001-02217
Entity Registrant Name	COCA COLA CO
Entity Central Index Key	0000021344
Entity Tax Identification Number	58-0628465
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Coca-Cola Plaza
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30313
City Area Code	(404)
Local Phone Number	676-2121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.25 Par Value
Title of 12(b) Security	Common Stock, $0.25 Par Value
Trading Symbol	KO
Security Exchange Name	NYSE
1.875% Notes Due 2026
Title of 12(b) Security	1.875% Notes Due 2026
Trading Symbol	KO26
Security Exchange Name	NYSE
0.750% Notes Due 2026
Title of 12(b) Security	0.750% Notes Due 2026
Trading Symbol	KO26C
Security Exchange Name	NYSE
1.125% Notes Due 2027
Title of 12(b) Security	1.125% Notes Due 2027
Trading Symbol	KO27
Security Exchange Name	NYSE
0.125% Notes Due 2029
Title of 12(b) Security	0.125% Notes Due 2029
Trading Symbol	KO29A
Security Exchange Name	NYSE
Sec 0. 125 Notes Due 20291 [Member]
Title of 12(b) Security	0.125% Notes Due 2029
Trading Symbol	KO29B
Security Exchange Name	NYSE
0.400% Notes Due 2030
Title of 12(b) Security	0.400% Notes Due 2030
Trading Symbol	KO30B
Security Exchange Name	NYSE
1.250% Notes Due 2031
Title of 12(b) Security	1.250% Notes Due 2031
Trading Symbol	KO31
Security Exchange Name	NYSE
3.125% Notes Due 2032
Title of 12(b) Security	3.125% Notes Due 2032
Trading Symbol	KO32
Security Exchange Name	NYSE
0.375% Notes Due 2033
Title of 12(b) Security	0.375% Notes Due 2033
Trading Symbol	KO33
Security Exchange Name	NYSE
0.500% Notes Due 2033
Title of 12(b) Security	0.500% Notes Due 2033
Trading Symbol	KO33A
Security Exchange Name	NYSE
1.625% Notes Due 2035
Title of 12(b) Security	1.625% Notes Due 2035
Trading Symbol	KO35
Security Exchange Name	NYSE
1.100% Notes Due 2036
Title of 12(b) Security	1.100% Notes Due 2036
Trading Symbol	KO36
Security Exchange Name	NYSE
0.950% Notes Due 2036
Title of 12(b) Security	0.950% Notes Due 2036
Trading Symbol	KO36A
Security Exchange Name	NYSE
3.375% Notes Due 2037
Title of 12(b) Security	3.375% Notes Due 2037
Trading Symbol	KO37
Security Exchange Name	NYSE
0.800% Notes Due 2040
Title of 12(b) Security	0.800% Notes Due 2040
Trading Symbol	KO40B
Security Exchange Name	NYSE
1.000% Notes Due 2041
Title of 12(b) Security	1.000% Notes Due 2041
Trading Symbol	KO41
Security Exchange Name	NYSE
3.500% Notes Due 2044
Title of 12(b) Security	3.500% Notes Due 2044
Trading Symbol	KO44
Security Exchange Name	NYSE
3.750% Notes Due 2053
Title of 12(b) Security	3.750% Notes Due 2053
Trading Symbol	KO53
Security Exchange Name	NYSE